Acquisitions - Schedule of Fair Value of Consideration Transferred (Details) - USD ($)	Mar. 15, 2019	Sep. 27, 2018
Cash		$ 250,000
Common stock		1,700
Additional Paid-in Capital		(4,622,305)
Total Consideration		$ 6,124,005
Jagemann Stamping Company's [Member]
Cash	$ 7,000,000
Note Payable	10,400,000
Common stock	4,750
Additional Paid-in Capital	9,495,250
Total Consideration	$ 26,900,000